Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	$ 16,464
Additions	1,774	$ 1,728
Property, plant and equipment at end of period	15,696	16,464
Net book value of Property, plant and equipment under finance lease contracts	79	78
Commitments for purchases of property, plant and equipment	289	318
Capitalized borrowing costs	6	9
Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	34,010	31,296
Decrease through classified as held for sale, property, plant and equipment	(309)
Impact of business combinations	137
Reclassifications	0
Additions	1,774	1,728
Disposals and derecognitions	(697)	(1,011)
Currency translation effects	(887)	1,997
Property, plant and equipment at end of period	34,028	34,010
Additions included in disposal group prior to classification to assets held for sale	21
Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(17,546)	(15,655)
Decrease through classified as held for sale, property, plant and equipment	161
Depreciation charge	(1,717)	(1,520)
Accumulated depreciation on disposals and derecognitions	595	849
Impairment charge	(324)	(189)
Reversal of impairment charge	20	32
Currency translation effects	479	(1,063)
Property, plant and equipment at end of period	(18,332)	(17,546)
Depreciation charge prior to classification to assets held for sale	(15)
Land
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	680
Property, plant and equipment at end of period	653	680
Land | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	720	687
Decrease through classified as held for sale, property, plant and equipment	(11)
Impact of business combinations	2
Reclassifications	1	5
Additions	7	13
Disposals and derecognitions	(7)	(23)
Currency translation effects	(16)	38
Property, plant and equipment at end of period	696	720
Land | Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(40)	(40)
Decrease through classified as held for sale, property, plant and equipment	0
Depreciation charge	(3)	(3)
Accumulated depreciation on disposals and derecognitions	0	6
Impairment charge	(1)
Reversal of impairment charge	0
Currency translation effects	1	(3)
Property, plant and equipment at end of period	(43)	(40)
Buildings
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	8,081
Property, plant and equipment at end of period	7,807	8,081
Net book value of Property, plant and equipment under finance lease contracts	79	78
Buildings | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	14,064	13,113
Decrease through classified as held for sale, property, plant and equipment	(114)
Impact of business combinations	40
Reclassifications	538	508
Additions	110	104
Disposals and derecognitions	(212)	(324)
Currency translation effects	(291)	663
Property, plant and equipment at end of period	14,135	14,064
Buildings | Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(5,983)	(5,436)
Decrease through classified as held for sale, property, plant and equipment	56
Depreciation charge	(574)	(510)
Accumulated depreciation on disposals and derecognitions	180	275
Impairment charge	(122)	(25)
Reversal of impairment charge	0
Currency translation effects	115	(287)
Property, plant and equipment at end of period	(6,328)	(5,983)
Construction in progress
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	2,330
Property, plant and equipment at end of period	2,005	2,330
Construction in progress | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	2,368	2,680
Decrease through classified as held for sale, property, plant and equipment	(24)
Impact of business combinations	15
Reclassifications	(1,470)	(1,617)
Additions	1,250	1,186
Disposals and derecognitions	(21)	(71)
Currency translation effects	(76)	190
Property, plant and equipment at end of period	2,042	2,368
Construction in progress | Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(38)	(15)
Decrease through classified as held for sale, property, plant and equipment	4
Depreciation charge	0
Accumulated depreciation on disposals and derecognitions	3	34
Impairment charge	(16)	(58)
Reversal of impairment charge	8	2
Currency translation effects	2	(1)
Property, plant and equipment at end of period	(37)	(38)
Machinery and other equipment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	5,373
Property, plant and equipment at end of period	5,231	5,373
Machinery and other equipment | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	16,858	14,816
Decrease through classified as held for sale, property, plant and equipment	(160)
Impact of business combinations	80
Reclassifications	931	1,104
Additions	407	425
Disposals and derecognitions	(457)	(593)
Currency translation effects	(504)	1,106
Property, plant and equipment at end of period	17,155	16,858
Machinery and other equipment | Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(11,485)	(10,164)
Decrease through classified as held for sale, property, plant and equipment	101
Depreciation charge	(1,140)	(1,007)
Accumulated depreciation on disposals and derecognitions	412	534
Impairment charge	(185)	(106)
Reversal of impairment charge	12	30
Currency translation effects	361	(772)
Property, plant and equipment at end of period	$ (11,924)	$ (11,485)